OTHER FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER FINANCIAL ASSETS AND LIABILITIES	OTHER FINANCIAL ASSETS AND LIABILITIES

	As of December 31,
	2020	2019
Other financial assets
Current
Convertible notes	860	3,236
Foreign exchange forward contracts	492	1,291
Guarantee deposits	190	—
Others	35	—
TOTAL	1,577	4,527

Non-current
Convertible notes	306	300
Equity instruments	10,478	—
Guarantee deposits	4,363	1,383
TOTAL	15,147	1,683

Other financial liabilities
Current
Other financial liabilities related to business combinations (note 25)	19,729	8,937
Foreign exchange forward contracts	93	—
TOTAL	19,822	8,937

Non-current
Other financial liabilities related to business combinations (note 25)	73,639	1,617
Interest rate SWAP	737	—
TOTAL	74,376	1,617

Singularity investment

On July 8, 2019 ("issuance date"), Globant España S.A. and Singularity Education Group, agreed into a note purchase agreement whereby Globant España S.A. provides financing facility for 1,250. Interest on the entire outstanding principal balance is computed at an annual rate of 5%. Singularity Education Group shall repay the loan in full within 1 year from the effective date. Globant España S.A has the right to convert any portion of the outstanding principal into Conversion Shares of Singularity Education Group. As of December 31, 2019, the fair value of the loan agreement amounted to 1,280 and is disclosed as other financial assets current.

On August 27, 2020 Globant España S.A decided to convert all the outstanding principal into shares as mentioned in the previous note purchase agreement, Singularity Education Group issued through purchase conversion 10,655,788 shares at $0.1231 per share for a total amount of 1,311, such amount is disclosed as other financial asset non-current.

Digital House investment
On December 31, 2020, Globant España S.A. entered into a share purchase agreement along side other two partners to acquire between the three of them 614,251 shares of Digital House Group Ltd, which 204,750 correspond to Globant España S.A, such amount was acquired for 9,167 and is disclosed as other financial asset non-current. As of December 31, 2020 the Company has a 15% equity interest on Digital House.